Stock Options Plans (Details 2)	12 Months Ended
Dec. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Expected life, minimum	2 years 5 months
Expected life, maximum	3 years 5 months
Expected volatility, minimum	57.53%
Expected volatility, maximum	104.86%
Risk-free interest rate, minimum	0.37%
Risk-free interest rate, maximum	1.92%
Expected dividend yield	0.00%